Note 14 - Capital Stock (Details) - Capital Stock Issued and Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Balance, December 31	34,481,261	34,476,038
Balance, December 31	$ 310,028	$ 300,392
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	1,325,694	1,325,694
Balance, December 31	373	373
Multiple Voting Shares [Member]
Class of Stock [Line Items]
Balance, December 31	35,806,955	35,801,732
Balance, December 31	$ 310,401	$ 300,765